SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2019
ifrs-full:ComputerEquipmentMember
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment estimated useful lives	3 years
Office equipment and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment estimated useful lives	5 years
Laboratory equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment estimated useful lives	5 years